Offerings	Oct. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Four Corners Property Trust, Inc. Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering Note	Includes shares of common stock of Four Corners Property Trust, Inc., if any, issuable upon conversion, exchange, exercise or settlement of the preferred stock, debt securities or warrants whose offer and sale are registered by the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Four Corners Property Trust, Inc. Preferred Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering Note	The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act. Includes shares of preferred stock of Four Corners Property Trust, Inc., if any, issuable upon conversion, exchange, exercise or settlement of any other class or series of preferred stock, or of any debt securities or warrants, whose offer and sale are registered by the registration statement to which this exhibit is attached.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Four Corners Property Trust, Inc. Debt Securities
Fee Rate	0.01381%
Offering Note	The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Four Corners Property Trust, Inc. Depositary Shares
Fee Rate	0.01381%
Offering Note	The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Four Corners Property Trust, Inc. Warrants
Fee Rate	0.01381%
Offering Note	The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Four Corners Property Trust, Inc. Rights
Fee Rate	0.01381%
Offering Note	The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Four Corners Property Trust, Inc. Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 93,933,760.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-268205
Carry Forward Initial Effective Date	Nov. 07, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 13,864.62
Offering Note	Four Corners Property Trust, Inc. previously registered the offer and sale of shares of common stock having an aggregate offering price of up to $500,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act on September 17, 2024 (the "2024 ATM Prospectus Supplement"), pursuant to Four Corner Property Trust Inc.'s registration statement on Form S-3ASR (File No. 333-268205) filed with the Securities and Exchange Commission ("SEC") on November 7, 2022 (the "Prior Registration Statement"). In connection with the filing of the 2024 ATM Prospectus Supplement, the Company made a contemporaneous fee payment in the amount of $68,818.22, reflecting the fee due with respect to the shares of common stock having a maximum aggregate offering price of $500,000,000 to be offered and sold pursuant to the 2024 Prospectus Supplement that were not unsold securities registered pursuant to a prior offering. Of those shares of common stock, shares having an aggregate offering price of $406,066,240 have been sold and shares of common stock with a maximum aggregate offering price of $93,933,760 remain unsold (the "Carry Forward Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Carry Forward Securities, and the registration fees totaling $13,864.62 that were previously paid on September 17, 2024 with respect to the Carry Forward Securities will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.